Spin-Off of NexPhase Lighting	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 6. Spin-Off of NexPhase Lighting

The Company’s Board of Directors has unanimously adopted a resolution, and has received shareholder approval, to authorize the Board to effectuate a Spin-Off of NexPhase upon receipt of all necessary regulatory approvals and the passage of all necessary waiting periods. The Board of Directors had determined that it would be in the Company’s best interest to effect the Spin-Off and has received the consent of holders of over 100% of the voting rights and power of the Company’s securities to authorize the Board of Directors to effect the Spin-Off.  The Company will issue shares of NexPhase to the existing shareholders of the Company on a pro-rated basis on or about November 15, 2012.

Since the acquisition of NexPhase, the Company has provided working capital to NexPhase.  Amounts due from NexPhase are $659,220 and $405,528 at September 30, 2012 and December 31, 2011, respectively.

Due to the transfer of the assets and liabilities of NexPhase to the shareholders, the accounting for NexPhase in this period and historically would be classified as a discontinued operation. Accordingly, the Company has excluded results for NexPhase from its continuing operations in the Consolidated Statement of Operations for all periods presented.  The following table shows the results of NexPhase included in the loss from discontinued operations:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Revenue	$102,782	$203,024	$171,303	$282,461
Cost of goods sold	-	219	828	36,229
Gross profit	102,782	202,805	170,475	246,232

Operating expenses:
General and administrative	713	27,661	11,911	57,175
Investor relations	-	-	-	21,440
Occupancy - Headquarters	-	6,939	-	20,406
Professional fees	-	730	-	14,609
Staff compensation	-	135,909	42,504	294,309
Depreciation	5,646	2,142	18,895	6,427
Total operating expenses	6,359	173,381	73,310	414,366

Income (loss) from discontinued operations	96,423	29,424	97,165	(168,134)

Other expenses:
Interest expense	16,201	11,224	152,050	28,614

Net income (loss) from discontinued operations	$80,222	$18,200	$(54,885)	$(196,748)

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	September 30,	December 31,
	2012	2011
ASSETS
Current assets:
Cash in banks	$7,720	$41,128
Accounts receivable	-	2,251
Due from licensee	200,000	-
Inventories	79,345	74,947
Total current assets	287,065	118,326

Property and equipment, net	85,234	97,979
Marketable securities	2,677,890	-
Intellectual property	2,989,149	2,989,149
Security deposits	4,120	4,120

Total assets of discontinued operations	$6,043,458	$3,209,574

LIABILITIES
Current liabilities:
Accounts payable	$56,117	$112,046
Accrued interest	46,968	38,244
Sales tax payable	2,679	2,678
Due to Onteco	659,220	405,528
Deferred license fee revenue, current	411,128	-
Notes payable, non-affiliated related parties	208,309	242,614
Deferred license fee revenue, non current	2,295,459	-

Total liabilities of discontinued operations	$3,679,880	$801,110